OPERATING AND FINANCE LEASES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of finance lease and operating lease by lessee [line items]
Contingent rents recognised as expense, classified as operating lease	$ 13,972	$ 12,032	$ 9,945
Current finance lease liabilities		$ 61
Other financial liabilities	35,033
2018
Disclosure of finance lease and operating lease by lessee [line items]
Other financial liabilities	12,823
2019
Disclosure of finance lease and operating lease by lessee [line items]
Other financial liabilities	10,070
2020
Disclosure of finance lease and operating lease by lessee [line items]
Other financial liabilities	7,906
2021
Disclosure of finance lease and operating lease by lessee [line items]
Other financial liabilities	3,032
2022
Disclosure of finance lease and operating lease by lessee [line items]
Other financial liabilities	$ 1,202